N-4	Oct. 25, 2024
Prospectus:
Document Type	N-4
Entity Registrant Name	Lincoln New York Account N for Variable Annuities
Entity Central Index Key	0001093278
Entity Investment Company Type	N-4
Document Period End Date	Oct. 25, 2024
Amendment Flag	false
Item 17. Portfolio Companies (N-4) [Text Block]

The following line item will replace the line item for LVIP MFS International Equity Managed Volatility Fund in Appendix A – Funds Available Under The Contract:

Investment Objective	Fund and Adviser/Sub-adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Capital Appreciation. A fund of funds.	LVIP Multi-Manager International Equity Managed Volatility Fund – Service Class advised by Lincoln Financial Investments Corporation	1.13%*	13.59%	6.52%	3.94%

*This fund is subject to an expense reimbursement or fee waiver arrangement. As a result, this fund’s annual expenses reflect temporary expense reductions. See the fund prospectus for additional information.

This Supplement to your prospectus outlines important changes related to Appendix B – Investment Requirements that will be effective on and after November 18, 2024. All other provisions outlined in your variable annuity prospectus, as supplemented, remain unchanged.

The American Century Diversified Growth Model and JPMorgan U.S. Active Growth Model will be added to the list of models to which you allocate your Contract Value if: 1) your Contract was issued on or after August 29, 2016; and 2) if you elect (or have elected) the following riders:

●	i4LIFE® Advantage Select Guaranteed Income Benefit prior to May 21, 2018, and on and after August 19, 2024;
●	Lincoln ProtectedPay Select Core® and Estate LockSM,
●	Lincoln ProtectedPay Select Core®,
●	Lincoln ProtectedPay Select Plus®,
●	Lincoln ProtectedPay Select Max®,
●	Lincoln Market Select® Advantage,
●	Lincoln Max 6 SelectSM Advantage,
●	4LATER® Select Advantage,
●	Lincoln Wealth PassSM,
●	Lincoln Long-Term CareSM Advantage, or
●	if you are transitioning to i4LIFE® Advantage Select Guaranteed Income Benefit from one or these riders.

Additionally, the American Century Diversified Growth Model and JPMorgan U.S. Active Growth Model will be added to the list of models to which you may allocate 100% of Account Value for elections of i4LIFE® Advantage Select Guaranteed Income Benefit on or after May 21, 2018 and prior to May 18, 2020.

Please note that your Contract may not offer every rider impacted by these requirements.

Portfolio Companies [Table Text Block]
Investment Objective	Fund and Adviser/Sub-adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Capital Appreciation. A fund of funds.	LVIP Multi-Manager International Equity Managed Volatility Fund – Service Class advised by Lincoln Financial Investments Corporation	1.13%*	13.59%	6.52%	3.94%

*This fund is subject to an expense reimbursement or fee waiver arrangement. As a result, this fund’s annual expenses reflect temporary expense reductions. See the fund prospectus for additional information.

Some Portfolio Companies not Available for All Benefits [Text Block]

This Supplement to your prospectus outlines important changes related to Appendix B – Investment Requirements that will be effective on and after November 18, 2024. All other provisions outlined in your variable annuity prospectus, as supplemented, remain unchanged.

The American Century Diversified Growth Model and JPMorgan U.S. Active Growth Model will be added to the list of models to which you allocate your Contract Value if: 1) your Contract was issued on or after August 29, 2016; and 2) if you elect (or have elected) the following riders:

●	i4LIFE® Advantage Select Guaranteed Income Benefit prior to May 21, 2018, and on and after August 19, 2024;
●	Lincoln ProtectedPay Select Core® and Estate LockSM,
●	Lincoln ProtectedPay Select Core®,
●	Lincoln ProtectedPay Select Plus®,
●	Lincoln ProtectedPay Select Max®,
●	Lincoln Market Select® Advantage,
●	Lincoln Max 6 SelectSM Advantage,
●	4LATER® Select Advantage,
●	Lincoln Wealth PassSM,
●	Lincoln Long-Term CareSM Advantage, or
●	if you are transitioning to i4LIFE® Advantage Select Guaranteed Income Benefit from one or these riders.

Additionally, the American Century Diversified Growth Model and JPMorgan U.S. Active Growth Model will be added to the list of models to which you may allocate 100% of Account Value for elections of i4LIFE® Advantage Select Guaranteed Income Benefit on or after May 21, 2018 and prior to May 18, 2020.

Please note that your Contract may not offer every rider impacted by these requirements.

Temporary Fee Reductions, Current Expenses [Text Block]	This fund is subject to an expense reimbursement or fee waiver arrangement. As a result, this fund’s annual expenses reflect temporary expense reductions. See the fund prospectus for additional information.
LVIP Multi-Manager International Equity Managed Volatility Fund – Service Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Capital Appreciation. A fund of funds.
Portfolio Company Name [Text Block]	LVIP Multi-Manager International Equity Managed Volatility Fund – Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	1.13%	[1]
Average Annual Total Returns, 1 Year [Percent]	13.59%
Average Annual Total Returns, 5 Years [Percent]	6.52%
Average Annual Total Returns, 10 Years [Percent]	3.94%

[1]	This fund is subject to an expense reimbursement or fee waiver arrangement. As a result, this fund’s annual expenses reflect temporary expense reductions. See the fund prospectus for additional information.